Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 946,711	$ 40,252	$ 207,545	$ 107,819
Cost of revenues	352,438	367,261	1,730,262	1,148,426
Gross profit (loss)	594,273	(327,009)	(1,522,717)	(1,040,607)
Operating expenses:
General and administrative	1,008,071	1,015,987	4,618,499	3,786,124
Operations	540,974	521,687	2,564,930	2,035,063
Research and development	6,638,441	2,082,949	9,947,258	13,565,765
Sales and marketing	118,236	279,582	605,205	525,494
Total operating expenses	8,305,722	3,900,205	19,204,887	19,912,446
Impairment of long-lived assets			1,468,995
Loss from operations	(7,711,449)	(4,227,214)	(20,727,604)	(20,953,053)
Other income (expense), net:
Interest expense, net	(1,326,522)	(41,744)	(2,264,426)	(636,330)
Change in fair value of derivative liability			(149,000)
Change in fair value of simple agreements for future equity		(869,164)	(1,672,706)	(265,744)
Total other income (expense), net	(1,326,522)	(910,908)	(4,086,132)	(902,074)
Provision for income taxes
Net loss	$ (9,037,971)	$ (5,138,122)	$ (24,813,736)	$ (21,855,127)
Weighted average common shares outstanding - basic (in Shares)	24,556,343	6,708,450	14,204,078	6,896,769
Net loss per common share - basic (in Dollars per share)	$ (0.37)	$ (0.77)	$ (1.75)	$ (3.17)